TAXATION ON INCOME	12 Months Ended
Dec. 31, 2024
TAXATION ON INCOME
TAXATION ON INCOME

NOTE 20 – TAXATION ON INCOME

The tax on the Group’s income/loss before taxation on income differs from the theoretical amount that would arise using the weighted average tax rate applicable to loss for the years ended 31 December 2024, 2023 and 2022 as follows:

	2024	2023	2022

Income/loss before income taxes	(1,604,907)	109,053	(6,916,737)

Tax calculated at enacted tax rate of 25% (2023: 25%, 2022: 23%)	401,227	(27,263)	1,590,850
Utilized tax losses and incentives	297,160	526,627	—
Effect of unrecognized deferred taxes and inflation adjustments	(698,268)	(533,830)	(1,560,550)
Other	(119)	34,466	(30,300)

Income tax credit/(expense)	—	—	—

NOTE 20 – TAXATION ON INCOME (Continued)

Current income tax

The Group has no current income tax expense for the years ended 31 December 2024, 2023 and 2022.

Turkish tax legislation does not permit a parent company and its subsidiaries to file a consolidated tax return. Therefore, provisions for taxes, as reflected in these consolidated financial statements, have been calculated on a separate-entity basis.

Turkish Corporate Tax Law has been amended by Law No. 5520 dated 13 June 2006. Most of the articles of this new Law No. 5520 have come into force effective from 1 January 2006, setting the corporate tax rate as 20%. With the provisional article 13 added to the Corporate Tax Law and with the 11th article of the Law 7316 published in the Official Gazette dated 22 April 2021, the corporate tax rate, which was 20% as of 31 December 2020, is applied at the rate of 25% for the corporate earnings in 2021 and 23% for the corporate earnings in 2022 (20% for the year 2023 and onwards). With the publication of the Law No. 7394 in the Official Gazette dated 15 April 2022, the corporate tax rate has been permanently increased to 23% for the 2022 taxation period, and this change was valid between 1 July 2022 and year end.

An amendment to Turkey’s Corporate Tax Law (No. 5520) was submitted on 5 July 2023, and published in the Official Gazette on 15 July 2023. According to this; the corporate tax rate has been increased from 20% to 25% for companies, 25% to 30% for banks, and companies within the scope of Law No. 6361, electronic payment and money institutions, authorized foreign exchange institutions, asset management companies, capital market institutions, insurance and reinsurance companies and pension companies and starting from the declarations that will be submitted as of 1 October 2023.

In accordance with the “General Communiqué on Tax Procedure Law No: 555” published in the Official Gazette dated 30 December 2023 and numbered 32415 and the repeated article 298 of the Tax Procedure Law No: 213, it is declared that the financial statements of the entities operating in Türkiye for the 2023 accounting period are subject to inflation adjustment. The inflation adjusted financial statements will constitute an opening balance sheet base in the tax returns to be prepared as of 1 January 2024 and opening inflation effects will not be taken into consideration in the calculation of the period tax for 2023.

In accordance with the Law No. 7440 on the “Restructuring of Certain Receivables and Amending Certain Laws” published in the Official Gazette on 12 March 2023, it has been decided that an additional tax of 10% should be calculated over the deduction amounts (included in 2022 tax returns) and tax bases subject to reduced corporate tax.

Corporation tax rate is applicable on the total income of the companies after adjusting for certain disallowable expenses, income tax exemptions (participation exemption, etc.) and income tax deductions (for example research and development expenses deduction). No further tax is payable unless the profit is distributed.

Dividends paid to non-resident corporations, which have a place of business in Türkiye, or resident corporations are not subject to withholding tax. Otherwise, dividends paid are subject to withholding tax at the rate of 15%. An increase in capital via issuing bonus shares is not considered as a profit distribution and thus does not incur withholding tax.

Corporations are required to pay advance corporation tax quarterly at the rate of 25% on their corporate income (2023: 25%; 2022: 23%). Advance tax is payable by the 17th of the second month following each calendar quarter end. Advance tax paid by corporations is credited against the annual corporation tax liability. The balance of the advance tax paid may be refunded or used to set off against other liabilities to the government.

In Türkiye, there is no procedure for a final and definitive agreement on tax assessments. Companies file their tax returns within the 25th of the fourth month following the close of the financial year to which they relate.

NOTE 20 - TAXATION ON INCOME (Continued)

Current income tax (Continued)

Tax returns are open for 5 years from the beginning of the year that follows the date of filing during which time the tax authorities have the right to audit tax returns, and the related accounting records on which they are based, and may issue re-assessments based on their findings.

Under the Turkish taxation system, tax losses can be carried forward to offset against future taxable income for up to 5 years. Tax losses cannot be carried back to offset profits from previous periods.

Deferred income taxes

The Group recognizes deferred income tax assets and liabilities based upon temporary differences arising between their financial statements as reported under IFRS and their tax records. These differences usually result in the recognition of income and expenses in different reporting periods for IFRS and tax purposes.

Deferred tax assets resulting from deductible temporary differences, tax losses and tax incentives are recognized to the extent that it is probable that future taxable profit or taxable temporary differences will be available against which the deductible temporary difference can be utilized.

The Group’s tax incentives are related to the Research and Development Tax Incentive regime in Turkiye and the Group accounts for such allowances as tax credits, which means that the allowance reduces income tax payable and current tax expense. Unused tax incentives have no expiration date.

As of 31 December 2024 and 2023, the Group has not accounted for the remaining deferred tax assets due to uncertainties as to the generation of future taxable profits for the realization of such deferred tax assets in the foreseeable future, as described below:

	Total temporary differences		Deferred income tax assets/(liabilities)
	2024	2023	2024	2023

Deferred income tax assets and liabilities:
Tax incentives	(3,996,060)	(3,190,290)	1,011,461	799,539
Property and equipment and intangible assets	(1,954,540)	(1,620,581)	487,061	402,547
Lease liabilities	(982,012)	(351,964)	245,875	88,301
Carry forward tax losses	(560,633)	(524,128)	168,190	148,076
Accrued expenses, contract liabilities and merchant advances	(628,035)	(648,355)	156,652	162,090
Employee benefit obligations	(585,151)	(485,526)	149,456	123,681
Trade receivables	(467,495)	(227,697)	121,827	56,927
Deferred income	(330,934)	(238,674)	85,006	61,336
Provision for license fee	(180,023)	—	45,006	—
Inventories	(158,245)	(244,598)	39,561	61,149
Legal provisions	(37,034)	(117,998)	9,258	29,499
Income accruals and contract assets	44,732	32,385	(11,183)	(8,097)
Prepaid expenses	62,244	64,879	(15,594)	(16,211)
Trade payables and payables to merchants	262,550	668,610	(65,638)	(167,152)
Right of use assets	1,255,489	713,484	(314,293)	(178,676)

Total			2,112,645	1,563,009
Non recoverable net deferred tax assets (-)			(2,112,645)	(1,563,009)
Deferred income tax assets, net			—	—

NOTE 20 - TAXATION ON INCOME (Continued)

Deferred income taxes (Continued)

Since the applicable tax rate is changed to 25% for the following years beginning from 1 January 2023, 25% tax rate is used in the deferred tax calculation of 31 December 2024 for all of the temporary differences.

The expiration dates of tax losses for which the Group has not recognised any deferred income tax asset are as follows:

	2024	2023

2024	—	3,289
2025	2,877	5,654
2026	21,255	155,409
2027	72,576	181,896
2028	119,555	177,880
2029	344,370	—

Total	560,633	524,128